OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Grants receivable from the Office of the Chief Scientist and others	$ 16	$ 198
Government authorities	60	18
Prepaid expenses	516	186
Accrued interest	26	42
Other	72	102
Other accounts receivable and prepaid expenses	$ 690	$ 546